CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (UNAUDITED) (Parenthetical) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), after Reclassification, Tax	$ (13)	$ 98	$ (123)	$ 881
Other Comprehensive (Income) Loss, Defined Benefit Plan, after Reclassification Adjustment, Tax	$ (27)	$ 415	$ (20)	$ 544
HMH Holding BV And Subsidiaries [Member]
Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), after Reclassification, Tax					$ 766	$ 966
Other Comprehensive (Income) Loss, Defined Benefit Plan, after Reclassification Adjustment, Tax					$ 224	$ 312